DISCONTINUED OPERATIONS-FTD COMPANIES, INC. AND CLASSMATES, INC. (Tables) - FTD Companies, Inc. and Classmates, Inc.	12 Months Ended
Dec. 31, 2015
Schedule of revenues and income (loss) from discontinued operations

Revenues and income (loss) from discontinued operations were as follows (in thousands):

	Year Ended December 31,
	2015	2014	2013
Revenues	$ 31,523	$ 52,416	$ 573,893
Operating expenses:
Cost of revenues	5,488	9,813	337,867
Sales and marketing	12,696	20,007	106,874
Technology and development	5,678	10,599	26,485
General and administrative	1,714	15,416	52,776
Amortization of intangible assets	988	5,203	25,020
Contingent consideration—fair value adjustment	—	—	(5,124)
Restructuring and other exit costs	3	502	1,308
Impairment of goodwill, intangible assets and long-lived assets	—	—	17,684

Total operating expenses	26,567	61,540	562,890

Operating income (loss)	4,956	(9,124)	11,003
Interest income	1	1	536
Interest expense	—	—	(10,926)
Other income, net	—	(88)	304
Gain on disposal of discontinued operations	20,787	—	—

Income (loss) from discontinued operations before income taxes	25,744	(9,211)	917
Provision for (benefit from) income taxes	278	(224)	3,476

Income (loss) from discontinued operations, net of tax	$ 25,466	$ (8,987)	$ (2,559)

Schedule of major classes of assets and liabilities included in discontinued operations

The major classes of assets and liabilities included in discontinued operations related to the Classmates domestic business unit at December 31, 2014 were as follows (in thousands):

Assets
Current assets:
Cash and cash equivalents	$ 161
Accounts receivable, net	397
Inventory, net	3
Deferred tax assets	3,746
Other current assets	1,365

Total current assets	5,672
Property and equipment, net	7,740
Goodwill	16,152
Intangible assets, net	8,714
Other assets	205

Total assets	$ 38,483

Liabilities
Current liabilities:
Accounts payable	$ 2,591
Accrued liabilities	12,284
Deferred revenue	16,670

Total current liabilities	31,545
Deferred revenue	1,897
Deferred tax liabilities, net	3,256

Total liabilities	$ 36,698